OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Balance as of beginning of year	$ 2,044	$ 2,347
Services provided under warranty	(2,100)	(2,518)
Changes in provision	2,050	2,215
Balance as of end of year	$ 1,994	$ 2,044